UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 30, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 97
Form 13F Information Table Value Total: 797,738
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101    14043 627777.000SH      SOLE                        627777.000
Abitibi-Consol                 COM              003924107     2584 280000.000SH      SOLE                        280000.000
Amdocs Ltd.                    COM              G02602103     1510 200000.000SH      SOLE                        200000.000
American Woodmark Corp         COM              030506109    16633 296334.406SH      SOLE                        296334.406
Anadarko Petroleum Corp.       COM              032511107     4799 97340.000SH       SOLE                         97340.000
Apollo Group Inc CL A          COM              037604105      887 22500.000SH       SOLE                         22500.000
Applied Materials              COM              038222105     6280 330153.000SH      SOLE                        330153.000
Ark Best Corp.                 COM              040790107    25171 987872.000SH      SOLE                        987872.000
BE Aerospace Inc               COM              073302101     1534 116422.000SH      SOLE                        116422.000
Beazer Homes Inc.              COM              07556q105    22783 284789.768SH      SOLE                        284789.768
Berkshire Hathaway CL A        COM              084670108      334    5.000 SH       SOLE                             5.000
Black & Decker Corp            COM              091797100     4468 92700.000SH       SOLE                         92700.000
Calpine Corp.                  COM              131347106    19444 2765921.000SH     SOLE                        2765921.000
Cemex S A Ssponsor ADR New Rep COM              151290889    24366 924340.115SH      SOLE                        924340.115
Cendant                        COM              151313103    20194 1271685.000SH     SOLE                        1271685.000
Centex Corp                    COM              152312104    32335 559525.000SH      SOLE                        559525.000
Citigroup Inc.                 COM              172967101    17177 443290.031SH      SOLE                        443290.031
Citrix Sys Inc                 COM              177376100     5916 979440.000SH      SOLE                        979440.000
Computer Assoc Int'l           COM              204912109     2155 135651.000SH      SOLE                        135651.000
Conductus                      COM              206784100      700 583700.000SH      SOLE                        583700.000
Conoco Inc-New                 COM              208251504    20184 726037.000SH      SOLE                        726037.000
Conseco Inc.                   COM              208464107     3830 1914883.501SH     SOLE                        1914883.501
Countrywide Credit Inds Inc    COM              222372104    28451 589655.198SH      SOLE                        589655.198
D&K Healthcare                 COM              232861104    13899 394200.000SH      SOLE                        394200.000
DVI Inc                        COM              233343102      444 23000.000SH       SOLE                         23000.000
Delphi Automotive Systems Corp COM              247126105     5729 434050.000SH      SOLE                        434050.000
Dollar Tree Stores Inc         COM              256747106     1182 30000.000SH       SOLE                         30000.000
Dynegy Inc.                    COM              26816Q101     3024 420000.000SH      SOLE                        420000.000
El Paso Corporation            COM              28336l109    18971 920469.144SH      SOLE                        920469.144
EnPro Industries Inc.          COM                             700 133272.000SH      SOLE                        133272.000
Ethan Allen Interiors Inc      COM              297602104     1568 45000.000SH       SOLE                         45000.000
Fannie Mae                     COM              313586109     8685 117762.000SH      SOLE                        117762.000
Fidelity National Financial    COM              316326107    40019 1266427.000SH     SOLE                        1266427.000
Fleming Cos. Inc.              COM              339130106      907 50000.000SH       SOLE                         50000.000
Ford                           COM              345370860     3134 195905.000SH      SOLE                        195905.000
Frontier Airlines              COM              359065109     2202 270900.000SH      SOLE                        270900.000
Furniture Brands Intl. Inc.    COM              360921100      239 7900.000 SH       SOLE                          7900.000
Gabelli Asset Management       COM              36239Y102     4438 121600.000SH      SOLE                        121600.000
General Cable Corp             COM              369300108      794 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      448 15419.000SH       SOLE                         15419.000
GlobalSantaFe Corp.            COM              g3930e101      458 16756.000SH       SOLE                         16756.000
Goodrich Co, B F               COM              382388106    18205 666360.000SH      SOLE                        666360.000
Graco Inc.                     COM              384109104     7001 278471.000SH      SOLE                        278471.000
Houston Exploration            COM              442120101     5237 180600.000SH      SOLE                        180600.000
Intel Corp                     COM              458140100      457 25036.000SH       SOLE                         25036.000
International Business Machine COM              459200101     6248 86782.000SH       SOLE                         86782.000
JLG Industries Inc.            COM              466210101     2192 156252.801SH      SOLE                        156252.801
Knight Trading Group Inc.      COM              499063105     3668 700000.000SH      SOLE                        700000.000
Lamson & Sessions              COM              513696104     1864 478000.000SH      SOLE                        478000.000
Libbey Inc Com                 COM              529898108      624 18300.000SH       SOLE                         18300.000
Masco Corp                     COM              574599106     3749 138277.000SH      SOLE                        138277.000
Mastec Inc.                    COM              576323109     5279 717285.000SH      SOLE                        717285.000
Mellon Financial Corp.         COM              58551A108     5396 171693.561SH      SOLE                        171693.561
Merck & Company                COM              589331107      647 12786.000SH       SOLE                         12786.000
Meritage Corp.                 COM              59001A102    27186 595540.000SH      SOLE                        595540.000
Merrill Lynch                  COM              590188108    10442 257820.000SH      SOLE                        257820.000
Mohawk Industries Inc.         COM              608190104    28977 470946.000SH      SOLE                        470946.000
Monaco Coach                   COM              60886R103     3589 168512.000SH      SOLE                        168512.000
Morgan Stanley                 COM              617446448     9762 226610.000SH      SOLE                        226610.000
NVR Inc.                       COM              62944t105    42250 130805.000SH      SOLE                        130805.000
Nabors Industries LTD New      COM              g6359f103     9009 255200.000SH      SOLE                        255200.000
National RV Holdings           COM              637277104     3454 345400.000SH      SOLE                        345400.000
Nicholas Financial Inc.        COM              65373J209       57 11000.000SH       SOLE                         11000.000
Ocean Energy Inc.              COM              67481e106    12045 555860.000SH      SOLE                        555860.000
Omni Energy Services           COM              68210T109       52 86400.000SH       SOLE                         86400.000
Orthodontic Centers of America COM              68750p103    13854 601060.000SH      SOLE                        601060.000
Patterson Energy Inc.          COM              703481101    17117 606330.000SH      SOLE                        606330.000
Pfizer Inc                     COM              717081103      287 8200.000 SH       SOLE                          8200.000
Philip Morris                  COM              718154107     1213 27780.000SH       SOLE                         27780.000
Photon Dynamics Inc.           COM              719364101     5211 173700.000SH      SOLE                        173700.000
Polaris Industries, Inc.       COM              731068102    21044 323755.000SH      SOLE                        323755.000
Pulte Homes, Inc.              COM              745867101     6329 110115.000SH      SOLE                        110115.000
R G Barry Corp                 COM              068798107     1701 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973w107      486 40000.000SH       SOLE                         40000.000
Readers Digest Assoc.          COM              755267101     4222 225400.000SH      SOLE                        225400.000
Rush Enterprises Inc.          COM              781846100     2975 282005.000SH      SOLE                        282005.000
Salton                         COM              795757103     3162 220363.000SH      SOLE                        220363.000
Sovereign Bancorp Inc.         COM              845905108     1495 100000.000SH      SOLE                        100000.000
Stanley Furniture              COM              854305208    12612 471495.000SH      SOLE                        471495.000
Super Value Stores             COM              868536103     4026 164132.000SH      SOLE                        164132.000
Superior Industries Intl Inc   COM              868168105    21880 473079.000SH      SOLE                        473079.000
Terex Corp Del                 COM              880779103     2947 131050.000SH      SOLE                        131050.000
Texas Industries Inc.          COM              882491103     7887 250457.448SH      SOLE                        250457.448
Thor Industries Inc.           COM              885160101     3734 52400.000SH       SOLE                         52400.000
Toll Brothers Inc.             COM              889478103     5854 199800.000SH      SOLE                        199800.000
Tyco International LTD         COM              902124106    22059 1632807.000SH     SOLE                        1632807.000
Visteon Corp.                  COM              92839u107     5936 418016.000SH      SOLE                        418016.000
Washington Mutual Inc.         COM              939322103    11575 311912.000SH      SOLE                        311912.000
Whirlpool Corp                 COM              963320106    19325 295665.000SH      SOLE                        295665.000
Wilsons Leather                COM              972463103     1295 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100     7911 179800.000SH      SOLE                        179800.000
Artisan International Fund     MUT              04314H204      445 24515.441SH       SOLE                         24515.441
Olstein Financial Alert Fund   MUT                             233 16004.887SH       SOLE                         16004.887
Vanguard 500 Index Fund        MUT              922908108      377 4126.037 SH       SOLE                          4126.037
Vanguard Long-Term Corp. Fund  MUT              922031109      159 18275.249SH       SOLE                         18275.249
Vanguard Mid Cap Index Fund    MUT              922908843      142 12499.673SH       SOLE                         12499.673
Vanguard Small Cap Index Fund  MUT              922908702      236 12413.173SH       SOLE                         12413.173